SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total	$ 18,234,463	$ 15,852,894
Less: accumulated depreciation	(12,564,247)	(10,298,566)
Property, equipment and software, net	5,670,216	5,554,328
Office Building [Member]
Property, Plant and Equipment [Line Items]
Total	3,997,682	3,831,577
Electronic Equipment Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	3,925,955	2,966,868
Media Display Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	943,864	904,646
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Total	9,355,192	8,149,803
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Total	$ 11,770